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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046
713 626 1919
www.invescoaim.com
January 11, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series CIK No. 0000202032
Ladies and Gentlemen:
     On behalf of AIM Growth Series (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (“1933 Act”), as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus. The filing relates to the proposed acquisition of the Van Kampen Retirement Strategy Funds by the AIM Balanced Risk Retirement Funds. The proxy prospectus will be used in the solicitation of proxies of the shareholders of the Van Kampen Retirement Strategy Funds to approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of each Van Kampen Retirement Strategy Fund will be transferred to a corresponding AIM Balanced Risk Retirement Fund.
     The title of the securities being registered are Class A5, Class C5, Class R5 and Class Y shares of AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund.
     Pursuant to Rule 488 under the 1933 Act, the Fund hereby proposes that its Registration Statement on Form N-14 become effective on February 10, 2010.
     Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/ Melanie Ringold
Counsel